Fresh Start Accounting - Reorganization Value and Valuation of Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Feb. 05, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reorganization, Chapter 11 [Line Items]
Plus: Cash and cash equivalents	$ 194,138		$ 343,332
Less: Fair value of debt	(216,000)
Fair Value of Successor Equity	1,500,627	$ 1,018,768	(311,388)	$ 3,658,972	$ 4,654,574
Plus: Cash and cash equivalents	194,138		343,332
Noble Finance Company [Member]
Reorganization, Chapter 11 [Line Items]
Enterprise Value		1,300,300
Plus: Cash and cash equivalents	192,636	111,968	343,332
Less: Fair value of debt	(216,000)	(393,500)
Fair Value of Successor Equity	1,495,418	1,016,150	(213,392)	$ 3,757,980	$ 4,653,468
Enterprise value		1,300,300
Plus: Cash and cash equivalents	$ 192,636	111,968	$ 343,332
Plus: Non-interest bearing current liabilities		185,410
Plus: Non-interest bearing non-current liabilities		108,268
Reorganization value of Successor assets		1,705,946
Noble Finance Company [Member] | Minimum
Reorganization, Chapter 11 [Line Items]
Enterprise Value		1,100,000
Enterprise value		1,100,000
Noble Finance Company [Member] | Maximum
Reorganization, Chapter 11 [Line Items]
Enterprise Value		1,600,000
Enterprise value		$ 1,600,000